CONTRACT COSTS	12 Months Ended
Dec. 31, 2019
CONTRACT COSTS
CONTRACT COSTS

10.  CONTRACT COSTS

Movement of contract costs for the years ended December 31, 2018 and 2019 are as follows:

	2018
	Cost to obtain	Cost to fulfill	Total
At January 1, 2018	193	903	1,096
Addition during the year	274	1,030	1,304
Amortization during the year	(62)	(1,094)	(1,156)
At December 31, 2018	405	839	1,244
Short term portion	(85)	(839)	(924)
Long term portion	320	—	320

	2019
	Cost to obtain	Cost to fulfill	Total
At January 1, 2019	405	839	1,244
Addition during the year	372	603	975
Amortization during the year	(81)	(953)	(1,034)
At December 31, 2019	696	489	1,185
Short term portion	(106)	(428)	(534)
Long term portion	590	61	651

There is no provision for impairment of contract costs as of December 31, 2018 and 2019.